BABSON
MONEY
MARKET
FUND

Semiannual Report
December 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

As a new calendar year begins, the domestic economy remains on sound footing. The outlook's wildcard is the unknown fallout from the Asian financial crisis. The fear is that the weakness of many Asian currencies will impact the current record level of U.S. corporate earnings and lead to a substantial reduction of growth. Financial markets are behaving as if the entire economy will suffer from the "Asian flu," with long-term interest rates having fallen nearly a full percent since the Asian currencies began their plummet last summer.

However, these lower rates could consequently contribute to a strengthening of the economy later this year. They will directly benefit interest sensitive sectors such as housing, and will allow corporations in all industries to lower their borrowing costs. In addition, falling mortgage rates typically act as a tax cut. As homeowners refinance their mortgages, discretionary income is increased and consumer spending is given a boost.

The U.S. also has had to deal with similar shocks in the recent past and has coped fairly well. The oil price collapse of 1986 and the Mexican peso crisis of 1995 are examples of events that worried many economists, yet the domestic economy emerged stronger from them after slight and brief slowdowns.

This does not mean that the potential impact of Asia's troubles is not significant. It does mean that, because of its good balance and fiscal discipline, the U.S. economy is in relatively good shape to handle the unexpected curve balls that may be thrown its way. This resilience may make the future course of interest rates even more unpredictable than usual. Given this uncertainty, we believe that our policy of focusing on quality and liquidity without the use of derivatives should continue to serve our shareholders well.

The seven-day yield for the Fund's Federal Portfolio was 4.78% and the Prime Portfolio was 4.93%, as of December 31, 1997. These figures increased to 4.90% and 5.05%, respectively, for those shareholders who reinvested their dividends.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

We appreciate your continued interest in Babson Money Market Fund.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

PRIME PORTFOLIO

                                                        PRINCIPAL               MARKET
                                                        AMOUNT                  VALUE
SHORT-TERM CORPORATE NOTES - 88.34%
Abbott Laboratories,
        5.90%, due January 13, 1998                $    1,700,000          $    1,696,099
AT & T Company,
        5.46%, due March 10, 1998                       1,000,000                 974,520
AT & T Company,
        5.46%, due March 23, 1998                         700,000                 680,996
Brown-Forman Corporation,
        5.82%, due January 13, 1998                     1,700,000               1,692,305
Caterpillar Financial Services,
        5.66%, due February 17, 1998                    1,700,000               1,677,816
Coca-Cola Company,
        5.66%, due February 17, 1998                    1,700,000               1,681,558
duPont (E.I.) deNemours & Company,
        5.48%, due May 4, 1998                          1,000,000                 959,661
Eastman Kodak Company,
        5.95%, due January 15, 1998                     1,700,000               1,693,538
Emerson Electric Company,
        5.75%, due February 6, 1998                     1,700,000               1,689,682
Ford Motor Credit Company,
        5.48%, due March 25, 1998                       1,900,000               1,831,165
Fortune Brands, Incorporated,
        5.92%, due January 23, 1998                     1,700,000               1,691,334
General Electric Capital Corporation,
        5.65%, due April 23, 1998                       1,800,000               1,757,908
Hewlett-Packard Company,
        5.90%, due January 7, 1998                      1,700,000               1,694,706
IBM Corporation,
        5.90%, due January 16, 1998                     1,600,000               1,592,658
Kellogg Company,
        5.70%, due January 26, 1998                     1,700,000               1,687,349
Lucent Technologies, Incorporated,
        5.71%, due February 6, 1998                     1,700,000               1,685,979
Motorola, Incorporated,
        5.70%, due February 6, 1998                     1,700,000               1,688,695
NICOR, Incorporated,
        5.67%, due February 2, 1998                     1,000,000                 988,345
Procter & Gamble Company,
        5.70%, due February 27, 1998                    1,700,000               1,681,158
Sara Lee Corporation,
        6.00%, due January 6, 1998                      1,700,000               1,696,317
Walt Disney Company,
        5.66%, due February 17, 1998                    1,700,000               1,681,023
                                                       32,800,000              32,422,812
GOVERNMENT SPONSORED ENTERPRISES - 7.92%
Federal Farm Credit Banks Discount Notes,
        5.43%, due April 27, 1998                       2,000,000               1,945,700
Federal Home Loan Banks Discount Notes,
        5.40%, due May 27, 1998                         1,000,000                 959,050
                                                        3,000,000               2,904,750
REPURCHASE AGREEMENT - 4.43% (Note 4)
Morgan Guaranty Trust Company,
        6.25%, due January 2, 1998
	(Collateralized by U.S. Treasury Notes,
         13.25%, due May 15, 2014)                      1,625,000               1,625,000
TOTAL INVESTMENTS - 100.69%                                                $   36,952,562

Other assets less liabilities - (0.69%)                                         (251,911)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01 par value
  capital shares authorized;
  36,686,519 shares outstanding)                                           $   36,700,651

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
December 31, 1997 (unaudited)

FEDERAL PORTFOLIO

                                                        PRINCIPAL               MARKET
                                                        AMOUNT                  VALUE
GOVERNMENT SPONSORED ENTERPRISES - 84.49%
Federal Farm Credit Banks Discount Notes,
        5.53%, due March 18, 1998                  $      500,000          $       477,035
Federal Farm Credit Banks Discount Notes,
        5.41%, due March 2, 1998                          500,000                 490,758
Federal Farm Credit Banks Discount Notes,
        5.43%, due April 27, 1998                         750,000                 729,638
Federal Home Loan Banks Discount Notes,
        5.40%, due May 27, 1998                           250,000                 239,763
Federal Home Loan Banks Discount Notes,
        5.40%, due June 8, 1998                           500,000                 481,250
Federal Home Loan Banks Discount Notes,
        5.65%, due January 15, 1998                     1,000,000                 995,762
Federal Home Loan Banks Discount Notes,
        5.64%, due February 18, 1998                    1,050,000                 991,227
Federal Home Loan Banks Discount Notes,
        5.80%, due January 14, 1998                     1,000,000                 997,583
Federal National Mortage Association
        Discount Notes,
        5.59%, due FeEbruary 6, 1998                      500,000               1,485,326
Federal Home Loan Mortgage Corporation
        Discount Notes,
        5.66 %, due February 6, 1998                    1,000,000                 990,881
Federal Home Loan Mortgage Corporation
        Discount Notes,
        5.65 %, due February 20, 1998                   1,500,000                 991,682
Federal National Mortgage Association
        Discount Notes,
        5.44 %, due April 9, 1998                         500,000                 488,364
Federal National Mortgage Association
        Discount Notes,
        5.66%, due February 18, 1998                    1,000,000               1,484,573
Federal National Mortgage Association
        Discount Notes,
        5.61%, due February 23, 1998                    1,500,000                 989,938
                                                       12,050,000              11,833,780

REPURCHASE AGREEMENT - 14.09% (Note 4)
Morgan Guaranty Trust Company,
        6.25%, due January 2, 1998
        (Collateralized by U.S. Treasury Notes,
        13.25%, due May 15, 2014)                       1,974,000               1,974,000

TOTAL INVESTMENTS - 98.58%                                                 $   13,807,780

Other assets less liabilities - (1.42%)                                           198,635

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01 par value
  capital shares authorized;
  13,989,099 shares outstanding)                                           $   14,006,145

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1997 (unaudited)

                                                       PRIME                   FEDERAL
                                                       PORTFOLIO               PORTFOLIO
ASSETS:
  Investment securities, at market value
   (identified cost of $36,952,562 and
    $13,807,780, respectively)                     $   36,952,562          $   13,807,780
  Cash                                                       -                    133,935
  Interest receivable                                     199,380                  62,825
  Other assets                                              6,375                   1,605
    Total assets                                       37,158,317              14,006,145

LIABILITIES AND NET ASSETS:
  Cash overdraft                                          457,666                    -
    Total liabilities                                     457,666                    -
NET ASSETS                                         $   36,700,651          $   14,006,145

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)      $   36,708,097          $   14,006,205
  Accumulated net realized loss on investments            (7,446)                    (60)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $   36,700,651          $   14,006,145

Capital shares, $0.01 par value
  Authorized                                        1,000,000,000           1,000,000,000
  Outstanding                                          36,686,519              13,989,099

NET ASSET VALUE PER SHARE                          $         1.00          $         1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months ended December 31, 1997 (unaudited)

                                                       PRIME                   FEDERAL
                                                       PORTFOLIO               PORTFOLIO
INVESTMENT INCOME:
  Income:
    Interest                                       $    1,082,696          $      359,184

  Expenses:
    Management fees (Note 3)                              163,560                  54,994
    Registration fees and other expenses                   14,157                   4,725
                                                          177,717                  59,719
      Net investment income                               904,979                 299,465

REALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions:
    Proceeds from sales of investments                800,454,180             371,444,027
    Cost of investments sold                          800,454,180             371,444,027
      Net gain from investment transactions                  -                       -
      Increase in net assets resulting from
       operations                                  $      904,979          $      299,465

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
Six months Ended December 31, 1997 (unaudited) and Year Ended June 30, 1997

                                                       PRIME                   FEDERAL
                                                       PORTFOLIO               PORTFOLIO
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                             $   1,767,101       $     549,929
  Net realized gain (loss) from
   investment transactions                                  (306)                   -
    Net increase in net assets resulting
     from operations                                    1,766,795             549,929

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (1,767,101)           (549,929)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)          46,769,218          12,649,739
  Net asset value of shares issued for
   reinvestment of distributions ($1.00 per share)      1,661,796             530,398
                                                       48,431,014          13,180,137
  Cost of shares redeemed ($1.00 per share)          (46,061,655)        (10,268,742)
    Net increase from capital share transactions        2,369,359           2,911,395
      Total increase in net assets                      2,369,053           2,911,395
NET ASSETS - June 30, 1996                             35,905,520          10,288,734
NET ASSETS - June 30, 1997                          $  38,274,573       $  13,200,129

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                             $     904,979       $     299,465
  Net realized gain from investment transactions             -                   -
    Net increase in net assets resulting from
     operations                                           904,979             299,465

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (904,979)           (299,465)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)          21,630,870           6,416,132
  Net asset value of shares issued for reinvestment
   ofdistributions ($1.00 per share)                      857,908             286,399
                                                       22,488,778           6,702,531
  Cost of shares redeemed ($1.00 per share)          (24,062,700)         (5,896,515)
    Net increase (decrease) from capital share
     transactions                                     (1,573,922)             806,016
      Total increase (decrease) in net assets         (1,573,922)             806,016
NET ASSETS - June 30, 1997                             38,274,573          13,200,129
NET ASSETS - December 31, 1997                      $  36,700,651       $  14,006,145

See accompanying Notes to Financial Statements.



1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the period ended December 31, 1997, were as follows:

Prime Portfolio
        Purchases               $  799,894,589
        Proceeds from sales        800,454,180

Federal Portfolio
        Purchases               $  372,132,866
        Proceeds from sales        371,444,027

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

4. REPURCHASE AGREEMENTS:
Securities purchased under agreements to resell are held by the Fund's custodian, UMB Bank, n.a. The Fund's adviser monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller. In the event of bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying securities and possible loss to the extent that the repurchase agreement and accrued interest is more than proceeds received upon liquidation of the underlying securities.

This report has been prepared for the information of the Shareholders of D.L. Babson Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com